SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - NeoGames Ukraine [Member] - Land [Member] $ in Thousands	1 Months Ended
Dec. 26, 2018 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Lease term	60 months
Annual lease payment and related expenses	$ 1,000